CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash	$ 2,337,424	$ 2,777,125	$ 2,822,509
Accounts receivable, net of allowances for credit losses of $51,342 and$27,282 as of December 31, 2024 and September 30, 2024, respectively	2,500,753	2,308,425	3,848,987
Contract assets	884,703	1,272,993	975,745
Prepaid expenses and other current assets	348,411	382,832	321,981
Assets held for sale	2,558,693	2,908,039	3,403,002
Total current assets	8,629,984	9,649,414	11,372,224
Property and equipment, net	192,884	218,025	272,041
Intangible assets, net	627,197	680,386	893,143
Goodwill	1,333,682	1,558,682	1,758,682
Operating lease right-of-use assets, net	2,639,821	2,593,112	3,021,315
Other assets	68,737	68,737	68,737
Total assets	13,492,305	14,768,356	17,386,142
Current liabilities:
Note payable to Forward China (related party)	600,000	600,000	0
Accounts payable	150,098	103,581	495,449
Deferred income	278,607	399,439	297,407
Current portion of operating lease liability	454,509	404,056	416,042
Accrued expenses and other current liabilities	441,046	571,662	1,310,945
Liabilities held for sale	6,862,552	7,292,858	8,316,256
Total current liabilities	8,786,812	9,371,596	10,836,099
Other liabilities:
Note payable to Forward China (related party)		0	1,100,000
Operating lease liability, less current portion	2,426,196	2,429,726	2,833,782
Total liabilities	11,213,008	11,801,322	14,769,881
Commitments and contingencies
Shareholders' equity:
Series A-1 Convertible Preferred Stock, par value $0.01 per share; stated value of $1,000 per share; 2,700 shares authorized, 2,200 shares issued and outstanding at December 31, 2024 and September 30, 2024 (liquidation preference of $2,200,000)	2,200,000	2,200,000	0
Common stock, 40,000,000 shares authorized; par value $0.01 per share;1,101,069 shares issued and outstanding at December 31, 2024 and September 30, 2024	11,011	11,011	11,011
Additional paid-in capital	20,413,491	20,393,163	20,291,803
Accumulated deficit	(20,345,205)	(19,637,140)	(17,686,553)
Total shareholders' equity	2,279,297	2,967,034	2,616,261
Total liabilities and shareholders' equity	$ 13,492,305	$ 14,768,356	$ 17,386,142